Quarterly Financial Data (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Apr. 29, 2011	Jan. 28, 2011	Oct. 29, 2010	Jul. 30, 2010	Apr. 30, 2010	Jan. 29, 2010	Oct. 30, 2009	Jul. 31, 2009	Apr. 29, 2011	Apr. 30, 2010	Apr. 24, 2009
Quarterly Financial Data [Abstract]
Net Sales	$ 4,295	$ 3,961	$ 3,903	$ 3,773	$ 4,196	$ 3,851	$ 3,838	$ 3,933	$ 15,933	$ 15,817	$ 14,599
Gross Profit	3,225	2,975	2,942	2,880	3,184	2,939	2,916	2,967	12,021	12,005
Net Earnings	$ 776	$ 924	$ 566	$ 830	$ 954	$ 831	$ 868	$ 445	$ 3,096	$ 3,099	$ 2,070
Basic Earnings per Share	$ 0.73	$ 0.86	$ 0.52	$ 0.76	$ 0.87	$ 0.75	$ 0.78	$ 0.40	$ 2.87	$ 2.80	$ 1.85
Diluted Earnings per Share	$ 0.72	$ 0.86	$ 0.52	$ 0.76	$ 0.86	$ 0.75	$ 0.78	$ 0.40	$ 2.86	$ 2.79	$ 1.84